Intangible Assets, Redeemable Common Units and Mezzanine Equity - Additional information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment upon execution of agreement			$ 1,000
Common units subject to possible redemption	6,000	6,000		6,000	6,000	6,000
Oregon State University ("OSU").
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common units subject to possible redemption	6,000
Payments made for research and testing	$ 893	$ 1,104
Amounts payable	150	186
Agreement | Oregon State University ("OSU").
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common units granted			2,750
Weighted average price per unit			$ 0.25
PLA | Oregon State University ("OSU").
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common units granted			3,250
Weighted average price per unit			$ 0.45
Cash payment upon execution of agreement			$ 1,000
Gross carrying amount	2,462	2,462
Accumulated amortization	1,226	$ 1,049
2022	178
2023	178
2024	178
2025	178
2026	$ 178